Consolidated statement of changes in shareholders' equity - USD ($) $ in Millions		Shareholders' equity - Group share	Common shares issued	Paid-in surplus and retained earnings	Currency translation adjustment	Treasury shares	Non-controlling interests	Total
Equity as of the beginning of the period at Dec. 31, 2016		$ 98,680	$ 7,604	$ 105,547	$ (13,871)	$ (600)	$ 2,894	$ 101,574
Common shares issued as of the beginning of the period at Dec. 31, 2016			2,430,365,862			(10,587,822)
Net income		4,886		4,886			(80)	4,806
Other comprehensive income		3,695		138	3,557		18	3,713
Comprehensive income		8,581		5,024	3,557		(62)	8,519
Dividend		(3,297)		(3,297)			(76)	(3,373)
Issuance of common shares		3,296	$ 193	3,103				3,296
Issuance of common shares (in shares)			71,170,026
Sale of treasury shares (in shares)	[1]					4,000
Share-based payments		74		74				74
Payments on perpetual subordinated notes		(142)		(142)				(142)
Other operations with non-controlling interests		(7)		(7)			7
Other items		3		3			9	12
Equity as of the end of the period at Jun. 30, 2017		107,188	$ 7,797	110,305	(10,314)	$ (600)	2,772	109,960
Common shares issued as of the end of the period at Jun. 30, 2017			2,501,535,888			(10,583,822)
Net income		3,745		3,745			(252)	3,493
Other comprehensive income		2,986		580	2,406		26	3,012
Comprehensive income		6,731		4,325	2,406		(226)	6,505
Dividend		(3,695)		(3,695)			(65)	(3,760)
Issuance of common shares		1,413	$ 85	1,328				1,413
Issuance of common shares (in shares)			27,453,728
Sale of treasury shares	[1]			(142)		$ 142
Sale of treasury shares (in shares)	[1]					2,207,066
Share-based payments		77		77				77
Payments on perpetual subordinated notes		(160)		(160)				(160)
Other operations with non-controlling interests		(1)		(1)			(3)	(4)
Other items		3		3			3	6
Equity as of the end of the period at Dec. 31, 2017		111,556	$ 7,882	112,040	(7,908)	$ (458)	2,481	114,037
Common shares issued as of the end of the period at Dec. 31, 2017			2,528,989,616			(8,376,756)
Net income								2,649
Other comprehensive income								1,736
Comprehensive income								4,385
Equity as of the end of the period at Mar. 31, 2018								123,686
Equity as of the beginning of the period at Dec. 31, 2017		111,556	$ 7,882	112,040	(7,908)	$ (458)	2,481	114,037
Common shares issued as of the beginning of the period at Dec. 31, 2017			2,528,989,616			(8,376,756)
Net income		6,357		6,357			(74)	6,283
Other comprehensive income		(1,551)		305	(1,856)		(38)	(1,589)
Comprehensive income		4,806		6,662	(1,856)		(112)	4,694
Dividend		(4,070)		(4,070)			(84)	(4,154)
Issuance of common shares		7,693	$ 423	7,270				7,693
Issuance of common shares (in shares)			136,887,716
Purchase of treasury shares		(2,004)				$ (2,004)		(2,004)
Purchase of treasury shares (in shares)						(33,056,514)
Sale of treasury shares (in shares)	[1]					3,450
Share-based payments		192		192				192
Payments on perpetual subordinated notes		(161)		(161)				(161)
Other operations with non-controlling interests		(4)		(4)			4
Other items		(33)		(33)			(1)	(34)
Equity as of the end of the period at Jun. 30, 2018		117,975	$ 8,305	121,896	(9,764)	$ (2,462)	2,288	120,263
Common shares issued as of the end of the period at Jun. 30, 2018			2,665,877,332			(41,429,820)
Equity as of the beginning of the period at Mar. 31, 2018								123,686
Net income								3,634
Other comprehensive income								(3,325)
Comprehensive income								309
Equity as of the end of the period at Jun. 30, 2018		$ 117,975	$ 8,305	$ 121,896	$ (9,764)	$ (2,462)	$ 2,288	$ 120,263
Common shares issued as of the end of the period at Jun. 30, 2018			2,665,877,332			(41,429,820)

[1]	Treasury shares related to the restricted stock grants.